Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net gains (losses) from futures and forward trading
Realized	$ (24,697,561)	$ 86,593,970	$ (26,368,046)
Change in unrealized	(27,921,376)	21,946,823	9,175,197
Commissions	(13,137,050)	(12,554,218)	(11,878,814)
Net gains (losses) from futures and forward trading	(65,755,987)	95,986,575	(29,071,663)
Net gains (losses) from equities, equity options and exchange-traded funds
Realized	408,727
Commissions	(68,873)
Net gains (losses) from equities, equity options and exchange-traded funds	339,854
Loss allocated from GP 1, LLC			(2,740,621)
Total trading gains (losses)	(65,416,133)	95,986,575	(31,812,284)
Income
Dividend income	72,393
Interest income	3,066,778	4,324,858	6,395,208
Total income	3,139,171	4,324,858	6,395,208
Expenses
Dividend expense	159,212
Brokerage commission	52,485,965	51,091,552	51,808,133
Incentive fees	5,770,762	14,273,739	4,545,390
Organizational and offering costs	2,567,526	2,381,437	2,839,077
Operating expenses, (net of recovery on loss, for 2011 $5,000,000, 2010 $0, 2009 $0, See Note 8)	2,237,117	2,042,370	2,060,934
Total expenses	63,220,582	69,789,098	61,253,534
Net investment loss	(60,081,411)	(65,464,240)	(54,858,326)
Net income (loss)	$ (125,497,544)	$ 30,522,335	$ (86,670,610)
Class A
Net income (loss) per unit from operations (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (192.82)	$ 63.46	$ (145.00)
Class B
Net income (loss) per unit from operations (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (171.82)	$ 46.51	$ (134.12)
Legacy 1 Class
Net income (loss) per unit from operations (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (112.69)	$ 58.80	$ (33.88)
Legacy 2 Class
Net income (loss) per unit from operations (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (116.73)	$ 55.25	$ (35.46)
Global 1 Class
Net income (loss) per unit from operations (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (110.04)	$ 27.56	$ (43.18)
Global 2 Class
Net income (loss) per unit from operations (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (111.79)	$ 24.41	$ (46.40)
Global 3 Class
Net income (loss) per unit from operations (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (123.42)	$ 6.38	$ (60.36)